Basis of Presentation and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Schedule of Basic and Diluted Net (Loss) Income Per Share of Ordinary Shares

The following table reflects presents a reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per share of ordinary shares:

	For The Three Months Ended September 30,
	2023		2022
	Class A	Class A non-redeemable and Class B	Class A	Class A non-redeemable and Class B
Basic and diluted net (loss) income per ordinary share:
Numerator:
Allocation of net (loss) income	$(301,755)	$(1,187,786)	$1,178,664	$332,172
Denominator:
Basic and diluted weighted average ordinary shares outstanding	2,317,511	9,122,313	32,369,251	9,122,313
Basic and diluted net (loss) income per ordinary share	$(0.13)	$(0.13)	$0.04	$0.04
	For The Nine Months Ended September 30,
	2023		2022
	Class A	Class A non-redeemable and Class B	Class A	Class A non-redeemable and Class B
Basic and diluted net (loss) income per ordinary share:
Numerator:
Allocation of net (loss) income	$(1,153,335)	$(993,376)	$6,772,201	$1,908,544
Denominator:
Basic and diluted weighted average ordinary shares outstanding	10,591,230	9,122,313	32,369,251	9,122,313
Basic and diluted net (loss) income per ordinary share	$(0.11)	$(0.11)	$0.21	$0.21
The following table reflects presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per share of ordinary shares:
	For the Year Ended December 31, 2022		For The Period From January 8, 2021 (Inception) through December 31, 2021
	Class A	Class A non- redeemable and Class B	Class A	Class A non- redeemable and Class B
Basic and diluted net income per ordinary share:
Numerator:
Allocation of net income	$8,293,646	$2,337,318	$3,739,576	$1,280,996

Denominator:
Basic and diluted weighted average ordinary shares outstanding	32,369,251	9,122,313	25,579,130	8,762,157
Basic and diluted net income per ordinary share	$0.26	$0.26	$0.15	$0.15